WICKERSHAM & MURPHY
A PROFESSIONAL CORPORATION
ATTORNEYS AT LAW
430 CAMBRIDGE AVENUE, SUITE 100
PALO ALTO, CALIFORNIA 94306
TELEPHONE: (650) 323-6400
DEBRA K.WEINER	FAX: (650) 323-1108	E-Mail Address: debbie@wickersham.com

February 8, 2005

Office of Emerging Growth Companies
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:	John Reynolds, Assistant Director

Re:	NuVim, Inc.
Registration Statement on Form SB-2
File No. 333-120938
Filed December 2, 2004

Ladies and Gentlemen:

          On behalf of our client, NuVim, Inc., a Delaware corporation, transmitted herewith for filing via EDGAR is Amendment No. 2 (the “Amendment”) to the registration statement on Form SB-2, File No. 333-120938, originally filed on December 2, 2004 and amended on February 3, 2005 (the “Registration Statement”).

          This Amendment is being filed solely to correct the description of the terms of the Class A Warrants and Class B Warrants. The structure of the Units being offered changed from the original filing to Amendment No. 1 by doubling the number of securities contained within a Unit, which required a proportionate change in the exercise and redemption terms of the warrants contained in the Units to account for the fact that the Units now contain two shares of Common Stock. In Pre-effective Amendment No. 1, we inadvertently failed to adjust the description of the exercise terms of both warrants and the redemption trigger of the Class A  Warrant by dividing the percentage of the initial public offering price by two, which would be required to correctly describe the intended warrant terms.  Those revisions have been made in Pre-effective Amendment No. 2, together with non-material changes to reflect the subsequent filing.

          Further comments or requests for information should be directed to the undersigned or to John Murphy in this office.  You can reach either of us at (650) 323-6400. Thank you for your continued assistance on this offereing.

Very truly yours,

/s/ DEBBIE WEINER

Debra K.Weiner

/dkw: NVM1L:208
Enclosures

cc:	Duc Dang, Esq. (Division of Corporation Finance)
Angela Halac (Division of Corporation Finance)
Mark von Bergen, Esq. (Holland & Knight)
David Wang, Esq. (Holland & Knight)
Michael Schreck (WithumSmith+Brown)
Richard P. Kundrat (NuVim, Inc.)
Michael Vesey (NuVim, Inc.)
Lorraine Maxfield (Paulson Investment Company, Inc.)